Related parties (Details 1) - Management Members Members Of The Audit Committee And The Board Of Directors [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Compensation and benefits of key management personnel	R$ (1,271)	R$ (1,146)	R$ (1,005)
Fees [Member]
IfrsStatementLineItems [Line Items]
Compensation and benefits of key management personnel	(711)	(686)	(603)
Employee Profit Sharing Plan [Member]
IfrsStatementLineItems [Line Items]
Compensation and benefits of key management personnel	(321)	(275)	(255)
Post Employment Benefits [Member]
IfrsStatementLineItems [Line Items]
Compensation and benefits of key management personnel	(10)	(6)	(5)
Granting Of The Sharebased Payment [Member]
IfrsStatementLineItems [Line Items]
Compensation and benefits of key management personnel	R$ (229)	R$ (179)	R$ (142)